Morgan, Lewis & Bockius LLP 1111 Pennsylvania Avenue, NW Washington, DC 20004 Tel. 202.739.3000 Fax: 202.739.3001 www.morganlewis.com

December 3, 2009

VIA EDGAR

US Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Nuveen Managed Accounts Portfolios Trust

File Nos. 333-140967 and 811-22023

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), I hereby certify on behalf of Nuveen Managed Accounts Portfolios Trust (the “Trust”), that the form of prospectus and Statement of Additional Information for the Trust’s Municipal Total Return Managed Accounts Portfolio that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that filed as part of Post-Effective Amendment No. 6 to the Trust’s Registration Statement on Form N-1A, filed electronically with the SEC via EDGAR Accession No. 0001193125-09-243066 on November 27, 2009.

Please do not hesitate to contact me at (202) 739-5662 should you have any questions.

Very truly yours,

/s/ Thomas S. Harman
Thomas S. Harman